Commitments, Charges and Contingent Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Commitments, Charges and Contingent Liabilities

Note 16 - Commitments, Charges and Contingent Liabilities

A.	Loan from the Company’s controlling shareholder

See Note 13 above.

B.	Engagements

1.	Canndoc has an advanced propagation and growing facility which is located in Kibbutz Beit HaEmek, in which it develops and grows a wide variety of unique strains of medical cannabis (hereinafter: the “Northern Facility”). As of the reporting date, the northern facility is spread over an area of approximately 5 dunams, whereby Canndoc has the right of first refusal regarding an option to expand the area of the northern facility to a total area of approximately 16 dunams. The northern facility includes a greenhouse for propagating, growing and florescence, as well as a processing facility and operational areas. During the reporting period, Canndoc performed extension, upgrade and adjustment works on the northern facility, for the purpose of ensuring the northern facility’s compliance with the high-quality standards required to export from Israel and adjusting the quality of the products to the level required in Israel and in the target countries. The performance of the upgrade works was concluded in the fourth quarter of 2019; On May 21, 2020, an addendum to the agreement was signed, which formalized, inter alia, the investment in the Company’s facility in Beit HaEmek. As of the publication date of the report, the suspensory conditions for the fulfillment of the agreement have not yet been met.

In Kibbutz Beit HaEmek, as of December 31, 2022 the Company had approximately NIS 10 million in Property, plant and equipment, net, in respect of facilities that are used by the activity. Held inventory and biological assets of approximately NIS 7 million, with immaterial amount of liabilities that are directly attributed to the activity. During the reporting period the activity generated revenue of approximately NIS 4 million and generated a net income of approximately NIS 0 million (30% of these results is attributable to Kibbutz Beit HaEmek).

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 16 - Commitments, Charges and Contingent Liabilities (Cont.)

2.	On April 23, 2019, Canndoc signed a binding agreement with an Israeli corporation which holds agricultural areas in Kibbutz Nir Oz, in the Western Negev, for the construction of a production complex with maximum production potential of up to 88 tons of medical cannabis per year, which will operate in addition to the northern facility (hereinafter: the “Southern Site”). During 2020, the Company completed the investment in the construction of facilities for the purpose of growing and production of inventory.

On May 26, 2020, Canndoc announced the receipt of a license from the medical cannabis unit at the ministry of health (the “medical cannabis unit”), for the engagement in and holding of a dangerous drug, in accordance with sections 6 and 7 of the dangerous drugs ordinance (new version), 5733-1973, for the propagation and growing of cannabis plants, and the processing of inflorescence and plants under imc-gap quality conditions, in Canndoc’s growing facility in southern Israel (hereinafter: the “southern site”), in a commercial scope of approximately 24,500 plants in parallel, as set forth in the growing license (hereinafter: the “growing license”). In accordance with the standard practice, the license is conditional on completing the construction of a post-harvest processing facility, and receipt of full imc-gap certification.

On December 24, 2020, Canndoc announced that it had received a permanent license from the medical cannabis unit. During the reporting year of the financial statements, Canndoc has begun commercial growing in the southern facility.

In Kibbutz Nir-Oz, as of December 31, 2022 the Company had approximately NIS 50 million in Property, plant and equipment, net, in respect of facilities that are used by the activity. Held inventory and biological assets of approximately NIS 36 million, with immaterial amount of liabilities that are directly attributed to the activity.

During the reporting period the activity generated revenue of approximately NIS 30 million and generated a net income of approximately NIS 0 million (26% of these results is attributable to Kibbutz Nir-Oz).

3.	Pursuant to note 8B(I), Statement of claim was filed by Geffen Residence & Renewal (former: Cannomed Medical Cannabis Industries Ltd.) (“Geffen”) with the Tel-Aviv district court on March 6, 2023. According to Geffen, Intercure fundamentally breached the purchase agreement signed between the parties in 2021. It is alleged that Intercure has failed to pay Geffen the full consideration under the agreement. The position of Intercure is that the agreement was breached by Geffen after it gave Intercure false representations under the agreement and did not meet the closing condition that was stipulated in the contract regarding Petach-Tikva pharmacy which did not receive medical cannabis license and accordingly the acquisition was not materialized.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 16 - Commitments, Charges and Contingent Liabilities (Cont.)

C.	Contingent liabilities

A.	On August 19, 2019, a motion was filed with the District Court of Tel Aviv-Yafo against 17 companies which are engaged in the medical cannabis production and growing segment, or which hold plants for the production of cannabis products, including Canndoc, to approve a claim as a class action (the “Motion”), asserting the provision of drugs to patients in poor condition (as alleged in the motion), in a manner which constitutes prohibited discrimination, as stated in the Equal Rights for Persons with Disabilities Law, 5758-1998, as well as activities within the framework of a restrictive arrangement, in a manner which breaches the provisions of the Economic Competition Law, 5748-1988 due to the allegedly defective marking of the product components, while restricting the quantity and/or quality and/or type of the provided services. The claimed sum amounts to NIS 686 million. A preliminary hearing regarding the motion is scheduled for July 14, 2021.

On July 14, 2021, The Court recommended that the parties negotiate independently in order to avoid litigation, and if negotiations fail, then begin mediation proceedings. The parties agreed to follow the Court’s recommendations. The negotiations between the parties have not yet begun.

On March 14, 2022 the applicant filed a request to amend the application for approval of a class action (“the request for amendment”). A copy of the amended request for the approval a class action was not attached to the request for amendment. The judge has disqualified herself from hearing the case, and therefore, the case will be redirected.

On June 21, 2022, the company responded to the request for amendment.
On September 12, 2022 the court partially granted the request for amendment, and ordered the applicant to submit an amended request for approval, after which the company’s response to the amended request for approval will be submitted.

On November 27, 2022, the applicant submitted the amended application for approval of the motion (“the amended motion”), and on February 8th, 2023, the company submitted its respond to the Application for approval of a class action. A preliminary hearing was scheduled for April 27, 2023.

As of the reporting date, the Company is unable to estimate the eventual chances of the claim, insofar as the motion to approve is approved as a class action. In light of the above, a provision in respect of the motion was not included in the Company’s financial statements.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 16 - Commitments, Charges and Contingent Liabilities (Cont.)

B.	On May 25, 2020, a motion was filed with the District Court of Tel Aviv-Yafo to approve a class action against the Company and its directors and officers, in which the petitioner’s main assertion is that the Company allegedly breached its obligation to report to the public, by the required date and in the required scope of the disclosure (as alleged), events and developments which affected the value of Regenera. The Company rejects the assertions in the motion, and emphasizes that its reports are submitted in accordance with the law. In October 2020 the Company filed a response to the motion in accordance with the provisions of the law. In January 2021, a preliminary hearing regarding the motion was held in court, and on March 8, 2021, the Court decided to appoint an export to determine the class and the damage. The expert opinion was submitted and after an investigation and discussion with the expert, the parties agreed that the petitioner will withdraw the motion. On December 2, 2022, the Tel Aviv District Court approved a consent motion to withdraw the Lawsuit, without any payment to the plaintiff from the Company.

C.	On December 8, 2020, a third party with whom Canndoc is engaged in a medical cannabis growing agreement (hereinafter: the “Plaintiff” and the “Agreement”, respectively) filed with the Magistrate’s Court of Kfar Sabba a summary procedure claim in the amount of NIS 2,271,310, in which it was alleged that Canndoc had breached the agreement, with the main assertion being that Canndoc had not paid for the agricultural produce which the plaintiff had grown on its behalf. On January 25, 2021, Canndoc filed a motion for leave to defend against the claim, in which it rejected the assertions and emphasized that it had not breached the agreement, and that, inter alia, the agricultural produce did not meet the Company’s requirements, as determined in the agreement. The Court set a date for the hearing regarding the motion for leave to defend on July 1, 2021. After a mediation process between the parties was unsuccessful, the first pre-trial was held on March 21, 2022. On December 8, 2022, the parties agreed to mediation process. On February 26, 2023 a mediation meeting took place and no agreements were reached. An evidence hearing was scheduled for March 29, 2023. In light of the preliminary stage of the proceedings, it is not possible to estimate the claim’s chances at this stage.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 16 - Commitments, Charges and Contingent Liabilities (Cont.)

D.	On July 27, 2022 Cantek Group companies (the “Companies”) filed a request for a debt settlement with their creditors, and for a stay of proceedings order in accordance with the Insolvency and Economic Rehabilitation Law, all as a result of large debts accumulated by the group of companies.

On July 31, 2022, the court issued a stay of proceedings order against the Companies and appointed a settlement manager to assist in settling the debts of the Companies. Intercure and Canndoc filed a debt claim against the Companies in September 2022 totaling 3,501,659 NIS, which is secured by a permanent first-degree lien on one of Companies rights on the property pledged to Intercure for the payment of a debt owed to Intercure.

A creditors gathering headed by the settlement manager of the Companies was held on November 16, 2022, to approve a proposed debt settlement that had been proposed by the Companies itself, but Intercure objected to the proposed settlement, as it treated the creditors of the entire Companies the same, disregarding the different entities within the Companies, its different creditors and their securities. The proposed settlement would have adversely affected Intercure’s status Due to Intercure’s opposition to the proposed settlement, the debt settlement did not pass by the required majority. Subject to the settlement manager’s decision, the chance that most of Intercure’s debt will be repaid within the proposed settlement is higher than the chance that it won’t be repaid.

E.	On January 31, 2023 the agreement with Cann Pharmaceutical Ltd. (“Better”) to acquire 100% of Better’s shares was automatically terminated after the fact that the closing conditions in accordance with the terms of the agreement were not met. During the negotiations and after the merger agreement was executed, the Company extended loans to Better, and also provided funding and cultivation services to it, in light of the parties’ cooperation. On February 14, 2023, the Company filed a statement of claim (“SoC”) against Cann Pharmaceutical Ltd. (“Cann”) with the Tel-Aviv Magistrate Court. In the SoC, the Company argues that Cann owes the Company a NIS 7,875,189 due to written agreements and commitments made by the parties that Cann violated. See Note 11B.

Intercure Ltd.

Notes to the Consolidated Financial Statements